Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net Earnings of Zimmer Biomet Holdings, Inc.	$ 1,024.0	$ 231.4	$ 401.6
Other Comprehensive Income (Loss):
Foreign currency cumulative translation adjustments, net of tax	9.9	(123.3)	(99.9)
Unrealized cash flow hedge gains, net of tax	71.1	83.5	86.4
Reclassification adjustments on hedges, net of tax	(77.4)	(46.0)	1.3
Adjustments to prior service cost and unrecognized actuarial assumptions, net of tax	(15.3)	77.0	78.4
Total Other Comprehensive (Loss) Income	(11.7)	(8.8)	66.2
Comprehensive Income Attributable to Zimmer Biomet Holdings, Inc.	$ 1,012.3	$ 222.6	$ 467.8